Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Commitments and Contingencies

Note 13. Commitments and Contingencies

        The Partnership is subject to contingencies, including legal proceedings and claims arising out of the normal course of business that cover a wide range of matters, including, among others, environmental matters and contract and employment claims.

Leases of Office Space and Computer Equipment

        The Partnership has future commitments, principally for office space and computer equipment, under the terms of operating lease arrangements. The following provides total future minimum payments under leases with non-cancellable terms of one year or more at December 31, 2013 (in thousands):

2014	$2,364
2015	2,782
2016	2,965
2017	2,728
2018	2,768
Thereafter	18,670

Total	$32,277

        Total rent expense under the operating lease arrangements amounted to approximately $2.7 million, $2.7 million and $2.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Partnership also received lease income from office space leased at one of its owned terminals for $0.2 million per year through May 2013. Effective June 1, 2013, the terms of this lease were amended to, in part, reduce the lease amount to approximately $0.1 million per year through January 2019.

        The Partnership also leases certain equipment under capital lease agreements, for which the net book value was approximately $0.8 million and $0.5 million at December 31, 2013 and 2012, respectively. Depreciation expense for equipment under the capital leases was approximately $275,000, $245,000 and $245,000 for the years ended December 31, 2013, 2012 and 2011, respectively. The following provides the future minimum payments for capital lease obligations at December 31, 2013 (in thousands):

2014	$176
2015	176
2016	176
2017	292
2018	6

Total	$826

Terminal and Throughput Leases

        The Partnership is a party to terminal and throughput lease arrangements with certain counterparties at various unrelated oil terminals. Certain arrangements have minimum usage requirements. The following provides future minimum lease and throughput commitments under these arrangements with non-cancellable terms of one year or more at December 31, 2013 (in thousands):

2014	$12,222
2015	7,319
2016	6,961
2017	3,406
2018	839
Thereafter	168

Total	$30,915

        Total rent expense reflected in cost of sales related to these operating leases were approximately $35.5 million, $36.5 million and $26.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Leases of Gasoline Stations

        The Partnership has gasoline station lease arrangements at various gasoline stations. The Partnership also leases gasoline stations, primarily land and buildings, under operating leases with various expiration dates. The following provides future minimum lease commitments under these arrangements with non-cancellable terms of one year or more at December 31, 2013 (in thousands):

2014	$17,049
2015	16,597
2016	16,028
2017	14,254
2018	12,706
Thereafter	93,120

Total	$169,754

        Total expenses under these operating lease arrangements amounted to approximately $17.7 million, $8.5 million and $3.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. The increase in expense for 2013 compared to 2012 is due to the Partnership's agreement with Getty Realty Corp. and to the inclusion of Alliance for the full year of 2013 compared to ten months in 2012. The increase in expense for 2012 compared to 2011 is due to the acquisition of Alliance.

Dealer Leases of Gasoline Stations

        The Partnership leases gasoline stations and certain equipment to gasoline station operators under operating leases with various expiration dates. The aggregate carrying value of the leased gasoline stations and equipment at December 31, 2013 was $213.0 million, net of accumulated depreciation of approximately $26.3 million. The following provides future minimum rental income under non-cancellable operating leases associated with these properties at December 31, 2013 (in thousands):

2014	$37,417
2015	18,714
2016	8,007
2017	938
2018	392
Thereafter	43

Total	$65,511

        Total rental income, which includes reimbursement of utilities and property taxes in certain cases, amounted to approximately $41.3 million and $31.8 million for the years ended December 31, 2013 and 2012, respectively.

Leases of Railcars

        The Partnership leases railcars through various lease arrangements with various expiration dates. The following provides future minimum lease commitments under these arrangements with non-cancellable terms of one year or more at December 31, 2013 (in thousands):

2014	$55,713
2015	65,072
2016	64,909
2017	49,365
2018	40,409
Thereafter	27,193

Total	$302,661

        Total expenses under these operating lease arrangements amounted to approximately $28.9 million and $3.5 million for the years ended December 31, 2013 and 2012, respectively. The increase in expenses was due to the Partnership leasing significantly more rail cars in 2013 due to the growth in the Partnership's crude oil activities.

Purchase Commitments

        The minimum volume purchase requirements for 2014 under the Partnership's existing supply agreements are approximately 845 million gallons. The Partnership purchased approximately 1.3 billion, 1.2 billion and 1.4 billion gallons of product under the Partnership's existing supply agreements for $3.6 billion, $3.3 billion and $4.0 billion in 2013, 2012 and 2011, respectively, which included fulfillment of the minimum purchase obligation under these commitments.

        The Partnership has minimum retail gasoline volume purchase requirements with various unrelated parties. These gallonage requirements are purchased at the fair market value of the product at the time of delivery. Should these gallonage requirements not be achieved, the Partnership may be liable to pay penalties to the appropriate supplier. As of December 31, 2013, the Partnership has fulfilled all gallonage commitments. The following provides minimum volume purchase requirements at December 31, 2013 (in thousands of gallons):

2014	209,850
2015	198,079
2016	158,645
2017	112,526
2018	107,400
Thereafter	751,800

Total	1,538,300

Brand Fee Agreement

        The Partnership entered into a brand fee agreement with ExxonMobil which entitles the Partnership to operate its retail gasoline stations under the Mobil-branded trade name and related trade logos. The fees, which are based upon an estimate of the volume of gasoline and diesel to be sold at the acquired gasoline stations, are due on a monthly basis. The following provides total future minimum payments under the agreement with non-cancellable terms of one year or more at December 31, 2013 (in thousands):

2014	$9,000
2015	9,000
2016	9,000
2017	9,000
2018	9,000
Thereafter	58,500

Total	$103,500

        Total expenses reflected in cost of sales related this agreement were approximately $9.0 million for each of the years ended December 31, 2013, 2012 and 2011.

Port of St. Helens Agreements—Land and Equipment

        Commencing in 2013, the Partnership leases mobile equipment under non-cancellable operating lease arrangements and has a continuing operating lease with the Port of St. Helens. The following provides total future minimum payments under these operating leases with initial terms one year or more at December 31, 2013 (in thousands):

2014	$183
2015	183
2016	183
2017	183
2018	183
Thereafter	8,718

Total	$9,633

Total rental expense was approximately $180,000 for the year ended December 31, 2013.

Port of St. Helens Agreements—Access Rights Agreement

        Commencing in 2013, the Partnership is obligated to pay the Port of St Helens for access rights to a rail spur located at the Partnership's crude oil and ethanol plant facility in Oregon. The following provides total future minimum payments under the agreement with initial terms one year or more at December 31, 2013 (in thousands):

2014	$230
2015	230
2016	230
2017	230
2018	230
Thereafter	3,201

Total	$4,351

Other Commitment

        In March 2013, the Partnership entered into a pipeline connection agreement with Tesoro Logistics ("Tesoro") whereby Tesoro would build, own and operate a seven-mile pipeline lateral from its Lignite, North Dakota crude oil station to the Partnership's 100,000 barrel crude oil storage tank at the Basin Transload facility in Columbus, North Dakota. In connection with this agreement, the Partnership is committed to a minimum take-or-pay throughput commitment of approximately $13.0 million over a 5-year period beginning after the commissioning of the pipeline, which occurred in August of 2013. At December 31, 2013, the remaining commitment on the take-or-pay commitment was approximately $11.8 million.

Environmental Liabilities

        Please see Note 9 for a discussion of the Partnership's environmental liabilities.

Legal Proceedings

        Please see Note 20 for a discussion of the Partnership's legal proceedings.